Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Goodwill for Company's Reportable Segment

The carrying amount of goodwill for the years ended December 31, 2012 and 2011, for the Company’s reportable segments are as follows:

	Shuttle Tanker and FSO Segment $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2010	130,908	35,631	36,652	203,191
Goodwill impairment	—	—	(36,652)	(36,652)

Balance as of December 31, 2011 and 2012	130,908	35,631	—	166,539

Summary of Intangible Assets

As at December 31, 2012, the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	13.7	316,684	(191,587)	125,097
Other intangible assets	0.9	1,280	(241)	1,039

	13.6	317,964	(191,828)	126,136

As at December 31, 2011 the Company’s intangible assets consisted of:

	Weighted-Average Amortization Period (Years)	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	15.6	329,815	(194,266)	135,549
Other intangible assets	4.5	11,430	(10,237)	1,193

	15.2	341,245	(204,503)	136,742